Janus Henderson Flexible Bond Fund Expense Example - Class A C S I N R T Shares [Member] - Janus Henderson Flexible Bond Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 552
Expense Example, with Redemption, 3 Years	730
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,479
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	837
Expense Example, with Redemption, 10 Years	1,653
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,194
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	683
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	256
Expense Example, with Redemption, 10 Years	585
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	1,492
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	$ 877